Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Schedule of Accrued Expenses	Accrued expenses consisted of the following:
	March 31, 2024	December 31, 2023
Accrued compensation	$422	$334
Other accrued expenses	519	474
Total accrued expenses	$941	$808
Accrued expenses consisted of the following:
	December 31, 2023	December 31, 2022
Accrued compensation	$334	$452
Other accrued expenses	474	265
Total accrued expenses	$808	$717